Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities
Net loss	$ (1,300,112)	$ (1,242,777)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	4,596	4,596
Amortization	106,203	106,203
Lease expense	1,070	411
Stock-based compensation - employees	196,650	167,400
Non-cash interest expense	794,680	701,885
Non-cash interest expense – related parties	105,451	113,214
Foreign exchange loss (gain)	(128,710)	24,494
Changes in operating assets and liabilities
Other receivable	(2,054)	1,001
Accounts payable	2,466	(957)
Accounts payable – related parties	8,347
Accrued expenses	31,200	44,055
Net cash used in operating activities	(180,213)	(80,475)
Cash flows from investing activities
Advances to CEN Biotech Ukraine LLC		(30,000)
Cash flows from financing activities
Issuance of convertible notes	178,000	147,034
Net increase (decrease) in cash and cash equivalents	(2,213)	36,559
Cash and cash equivalents, beginning of year	3,757	3,193
Cash and cash equivalents, end of year	$ 1,544	$ 39,752